Financial Assets & Liabilities - Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - current	$ 600	$ 696
Potential reduction in net position of total derivative assets	213	194
Potential reduction in net position of total derivative liabilities	213	194
Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	8,316	4,819
Total assets	9,161	5,823
Total liabilities	627	673
Recurring | Prepaid expenses and other current assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	85	149
Recurring | Investments and sundry assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	151	94
Recurring | Other accrued expenses and liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	587	167
Recurring | Other liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	40	506
Recurring | Level 1
Financial assets and financial liabilities measured at fair value on a recurring basis:
Equity investments	2	0
Recurring | Level 1 | Money market funds
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	148	427
Recurring | Level 2
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - current	600	696
Debt securities - noncurrent	7	65
Recurring | Level 2 | Interest rate contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives designated as hedging - Assets	100	56
Recurring | Level 2 | Foreign exchange contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives designated as hedging - Assets	111	175
Derivatives designated as hedging - Liabilities	580	635
Derivatives not designated as hedging - Assets	13	10
Derivatives not designated as hedging - Liabilities	47	33
Recurring | Level 2 | Time deposits and certificates of deposit
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	7,668	4,392
Recurring | Level 2 | U.S. government securities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	500
Recurring | Level 1 And 2 | Equity contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives not designated as hedging - Assets	$ 12	1
Derivatives not designated as hedging - Liabilities		$ 4